SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 $ / shares
Save-As-You-Earn [member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, Start of Period	860,867,088		678,692,896
Weighted Average Exercise Price of options outstanding, Start of Period (in Dollars per share)		$ 0.5134		$ 0.5176
Number of options, Granted	188,866,162		268,653,890
Weighted Average Exercise Price, Granted (in Dollars per share)		0.4792		0.5103
Number of options, Exercised	(135,721,404)		(13,119,229)
Weighted Average Exercise Price, Exercised (in Dollars per share)		0.5900		0.5558
Number of options, Forfeited	(22,909,999)		(18,545,569)
Weighted Average Exercise Price, Forfeited (in Dollars per share)		0.4985		0.5170
Number of options, Cancelled	(78,073,042)		(41,211,075)
Weighted Average Exercise Price, Cancelled (in Pounds) | £	£ 0.5066		£ 0.5277
Number of options, Expired	(10,033,887)		(13,603,825)
Weighted Average Exercise Price, Expired (in Dollars per share)		0.5520		0.5698
Number of options outstanding, End of Period	802,994,918		860,867,088
Weighted Average Exercise Price of options outstanding, End of Period (in Dollars per share)		0.4930		0.5134
Number of options exercisable, End of Period	68,378
Weighted Average Exercise Price of options exercisable, End of Period (in Dollars per share)		0.6002
Lloyds Banking Group Executive Share Plan 2003 [member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, Start of Period	14,523,989		218,962,281
Weighted Average Exercise Price of options outstanding, Start of Period (in Dollars per share)
Number of options, Granted	3,914,599		5,466,405
Weighted Average Exercise Price, Granted (in Dollars per share)
Number of options, Exercised	(6,854,043)		(104,967,667)
Weighted Average Exercise Price, Exercised (in Dollars per share)
Number of options, Vested	(148,109)
Weighted Average Exercise Price, Vested (in Dollars per share)
Number of options, Forfeited	(662,985)		(81,883)
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Number of options, Expired	(510,423)		(104,855,147)
Weighted Average Exercise Price, Expired (in Dollars per share)
Number of options outstanding, End of Period	10,263,028		14,523,989
Weighted Average Exercise Price of options outstanding, End of Period (in Dollars per share)
Number of options exercisable, End of Period	3,305,442		7,729,919
Weighted Average Exercise Price of options exercisable, End of Period (in Dollars per share)